Investments - Schedule of Unrealized and Realized Gains and Losses of Investments in Equity Securities in Current Assets (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Unrealized and Realized Gains and Losses of Investments in Equity Securities in Current Assets [Line Items]
Total net losses recognized	¥ (2,544,834)	$ (348,641)	¥ (15,344,616)	¥ (2,622,450)
Less: Net realized (losses) gains on equity securities sold	(1,245,632)	(170,651)		11,294,390
Net unrealized losses recognized on equity securities held	¥ (1,299,202)	$ (177,990)	¥ (15,344,616)	¥ (13,916,840)